Property, Equipment and Capitalized Software	12 Months Ended
Dec. 31, 2014
Virtu Financial, LLC and subsidiaries
Property, Equipment and Capitalized Software

7. Property, Equipment and Capitalized Software

Property, equipment and capitalized software consisted of the following at December 31, 2014 and 2013:

	December 31,
(in thousands)	2014	2013
Capitalized software costs	$47,484	$37,962
Leasehold improvements	8,799	10,226
Furniture and equipment	72,863	46,794
Land	77	—
	129,223	94,982
Less: Accumulated depreciation and amortization	(84,579)	(57,397)
Total property, equipment and capitalized software, net	$44,644	$37,585

Depreciation expense for property and equipment for the years ended December 31, 2014, 2013 and 2012 was approximately $20.0 million, $12.9 million and $8.6 million, respectively, and is included within depreciation and amortization expense in the accompanying consolidated statements of comprehensive income. Amortization expense for capitalized software for years ended December 31, 2014, 2013 and 2012 was approximately $10.4 million, $11.0 million and $9.4 million, respectively, and is included within depreciation and amortization expense in the accompanying consolidated statements of comprehensive income.